Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Schedule Of Market Place Revenues
Marketplace revenues consisted of the following (in thousands):

	Three Months Ended March 31,
	2022	2021
Marketplace revenues:
Owned Properties	$83,666	$18,196
Private Label	26,850	3,797

Total Marketplace revenues	$110,516	$21,993

Marketplace revenues consisted of the following event categories (in thousands):

	Three Months Ended March 31,
	2022	2021
Marketplace revenues:
Concerts	$58,673	$7,014
Sports	38,915	14,138
Theater	12,615	783
Other	313	58

Total Marketplace revenues	$110,516	$21,993

During the years ended December 31, 2021, 2020, and 2019 Marketplace revenues consisted of the following (in thousands):

	2021	2020	2019

Marketplace revenues:
Owned Properties	$308,226	$24,188	$329,262
Private Label	81,442	(907)	74,383

Total Marketplace revenues	$389,668	$23,281	$403,645

During the years ended December 31, 2021, 2020, and 2019 Marketplace revenues consisted of the following event categories (in thousands):

	2021	2020	2019
Marketplace revenues:
Concerts	$171,149	$15,775	$187,753
Sports	175,471	3,484	169,577
Theater	41,745	3,759	44,754
Other	1,303	263	1,561

Total Marketplace revenues	$389,668	$23,281	$403,645